Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at beginning of the year at Dec. 31, 2021	$ 5,555	$ 476	$ 153,131	$ 52,194	$ (541)	$ (199,705)
Balance at the beginning of the year (in shares) at Dec. 31, 2021		4,759,731,923
Issuance of share capital related to financing, net of issuance costs	13,479	$ 269	13,210
Issuance of share capital related to financing, net of issuance costs (in shares)		2,685,185,200
Share-based compensation	735		735
Foreign currency translation	(230)				(230)
Net loss	(17,748)					(17,748)
Balance at the end of the year at Dec. 31, 2022	1,791	$ 745	167,076	52,194	(771)	(217,453)
Balance at the end of the year (in shares) at Dec. 31, 2022		7,444,917,123
Issuance of share capital related to financing, net of issuance costs	3,502	$ 267	3,235
Issuance of share capital related to financing, net of issuance costs (in shares)		2,666,666,700
Share-based compensation	265		265
Foreign currency translation	2				2
Net loss	1,001					1,001
Balance at the end of the year at Mar. 31, 2023	6,561	$ 1,012	170,576	52,194	(769)	(216,452)
Balance at the end of the year (in shares) at Mar. 31, 2023		10,111,583,823
Balance at beginning of the year at Dec. 31, 2022	1,791	$ 745	167,076	52,194	(771)	(217,453)
Balance at the beginning of the year (in shares) at Dec. 31, 2022		7,444,917,123
Net loss	(2,999)
Balance at the end of the year at Jun. 30, 2023	2,781	$ 1,013	170,852	52,194	(826)	(220,452)
Balance at the end of the year (in shares) at Jun. 30, 2023		10,122,321,523
Balance at beginning of the year at Dec. 31, 2022	1,791	$ 745	167,076	52,194	(771)	(217,453)
Balance at the beginning of the year (in shares) at Dec. 31, 2022		7,444,917,123
Issuance of share capital related to financing, net of issuance costs	6,961	$ 567	6,394
Issuance of share capital related to financing, net of issuance costs (in shares)		5,666,034,700
Issuance Of Share Capital Shares For Vendor Services		80,000,000
Issuance Of Share Capital Value For Vendor Services	142	$ 8	134
Vesting of restricted shares	4	$ 4
Vesting of restricted shares (in shares)		43,363,475
Share-based compensation	1,150		1,150
Foreign currency translation	(269)				(269)
Net loss	(10,008)					(10,008)
Balance at the end of the year at Dec. 31, 2023	(229)	$ 1,324	174,754	52,194	(1,040)	(227,461)
Balance at the end of the year (in shares) at Dec. 31, 2023		13,234,315,298
Balance at beginning of the year at Mar. 31, 2023	6,561	$ 1,012	170,576	52,194	(769)	(216,452)
Balance at the beginning of the year (in shares) at Mar. 31, 2023		10,111,583,823
Vesting of restricted shares	1	$ 1
Vesting of restricted shares (in shares)		10,737,700
Share-based compensation	276		276
Foreign currency translation	(57)				(57)
Net loss	(4,000)					(4,000)
Balance at the end of the year at Jun. 30, 2023	2,781	$ 1,013	170,852	52,194	(826)	(220,452)
Balance at the end of the year (in shares) at Jun. 30, 2023		10,122,321,523
Balance at beginning of the year at Dec. 31, 2023	(229)	$ 1,324	174,754	52,194	(1,040)	(227,461)
Balance at the beginning of the year (in shares) at Dec. 31, 2023		13,234,315,298
Issuance of share capital related to financing, net of issuance costs	1,664	$ 264	1,400
Issuance of share capital related to financing, net of issuance costs (in shares)		2,641,228,000
Vesting of restricted shares	3	$ 10	(7)
Vesting of restricted shares (in shares)		97,578,000
Share-based compensation	296		296
Foreign currency translation	279				279
Net loss	(5,566)					(5,566)
Balance at the end of the year at Mar. 31, 2024	(3,553)	$ 1,598	176,443	52,194	(761)	(233,027)
Balance at the end of the year (in shares) at Mar. 31, 2024		15,973,121,298
Balance at beginning of the year at Dec. 31, 2023	(229)	$ 1,324	174,754	52,194	(1,040)	(227,461)
Balance at the beginning of the year (in shares) at Dec. 31, 2023		13,234,315,298
Net loss	(13,124)
Balance at the end of the year at Jun. 30, 2024	(3,703)	$ 2,430	183,007	52,194	(749)	(240,585)
Balance at the end of the year (in shares) at Jun. 30, 2024		24,289,232,698
Balance at beginning of the year at Mar. 31, 2024	(3,553)	$ 1,598	176,443	52,194	(761)	(233,027)
Balance at the beginning of the year (in shares) at Mar. 31, 2024		15,973,121,298
Issuance of share capital related to financing, net of issuance costs	6,951	$ 806	6,145
Issuance of share capital related to financing, net of issuance costs (in shares)		8,059,508,000
Vesting of restricted shares		$ 29	(29)
Vesting of restricted shares (in shares)		285,697,400
Share-based compensation	445		445
Foreign currency translation	12				12
Net loss	(7,558)					(7,558)
Balance at the end of the year at Jun. 30, 2024	$ (3,703)	$ 2,430	183,007	$ 52,194	$ (749)	$ (240,585)
Balance at the end of the year (in shares) at Jun. 30, 2024		24,289,232,698
Issuance of share capital for services		$ 9	(9)
Issuance of share capital for services (in shares)		91,396,000
Shares withheld for payroll taxes		$ (12)	$ 12
Shares withheld for payroll taxes (in shares)		(120,490,000)